UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c/o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------
White Oak Select Growth Fund
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
Common Stock-- 99.1%

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) -- 4.8%
Amgen*                                                       530,000            $ 38,632
                                                                                --------
                                                                                  38,632
                                                                                --------

COMMERCIAL BANKS -- 4.5%
Citigroup                                                    770,000              35,867
                                                                                --------
                                                                                  35,867
                                                                                --------

COMPUTER COMMUNICATIONS EQUIPMENT -- 8.7%
Cisco Systems*                                             2,086,000              38,737
Juniper Networks*                                          1,725,000              31,274
                                                                                --------
                                                                                  70,011
                                                                                --------

CONSTRUCTION MACHINERY & EQUIPMENT -- 5.3%
Caterpillar                                                  622,000              42,234
                                                                                --------
                                                                                  42,234
                                                                                --------

E-COMMERCE - SERVICES -- 8.9%
Amazon.com*                                                  630,000              28,237
eBay*                                                      1,008,000              43,445
                                                                                --------
                                                                                  71,682
                                                                                --------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS -- 4.9%
Medtronic                                                    690,000              38,964
                                                                                --------
                                                                                  38,964
                                                                                --------

FINANCE - INVESMENT BANKER/BROKER  -- 4.4%
Goldman Sachs Group                                          250,000              35,312
                                                                                --------
                                                                                  35,312
                                                                                --------

MEDICAL - HMO -- 3.5%
UnitedHealth Group                                           469,000              27,868
                                                                                --------
                                                                                  27,868
                                                                                --------

MOTOR VEHICLE PARTS & ACCESSORIES -- 5.2%
Rockwell Automation                                          635,000              41,954
                                                                                --------
                                                                                  41,954
                                                                                --------

OIL - FIELD RESERVES -- 4.6%
Baker Hughes                                                 473,000              36,629
                                                                                --------
                                                                                  36,629
                                                                                --------

PHARMACEUTICAL PREPARATIONS -- 6.3%
Pfizer                                                       730,000              18,746
Teva Pharmaceutical ADR                                      750,000              31,973
                                                                                --------
                                                                                  50,719
                                                                                --------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES -- 5.4%
Charles Schwab                                             2,950,000              43,630
                                                                                --------
                                                                                  43,630
                                                                                --------



                                                         SHARES/               MARKET
DESCRIPTION                                         FACE AMOUNT (000)        VALUE (000)
---------------------------------------------------------------------------------------------


SEMICONDUCTOR CAPITAL EQUIPMENT -- 4.9%
Applied Materials*                                         2,045,000            $ 38,957
                                                                                --------
                                                                                  38,957
                                                                                --------

SEMICONDUCTORS & RELATED DEVICES -- 5.6%
Linear Technology                                          1,200,000              44,652
Qualcomm                                                     920,000              44,123
                                                                                --------
                                                                                  88,775
                                                                                --------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION -- 7.7%
Avid Technology*                                             370,000              18,378
                                                                                --------
                                                                                  18,378
                                                                                --------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH --2.5%
Affymetrix*                                                  520,000              19,854
                                                                                --------
                                                                                  19,854
                                                                                --------

SERVICES - COMPUTER PROGRAMMING SERVICES -- 2.1%
Cognizant Technology Solutions, Cl A*                        315,000              16,497
                                                                                --------
                                                                                  16,497
                                                                                --------

SERVICES - PREPACKAGED SOFTWARE -- 5.3%
Electronic Arts*                                             760,000              41,481
                                                                                --------
                                                                                  41,481
                                                                                --------

WEB PORTALS/ISP -- 4.5%
Google, Cl A*                                                 83,000              35,960
                                                                                --------
                                                                                  35,960
                                                                                --------
TOTAL COMMON STOCK
     (Cost $584,949)(000)                                                        793,404
                                                                                --------

REPURCHASE AGREEMENT-- 0.3%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $2,288,034 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13,
    total market value: $2,333,547)
                                                              $2,287               2,287
                                                                                --------

TOTAL REPURCHASE AGREEMENT
     (Cost $2,287)(000)                                                            2,287
                                                                                --------

TOTAL INVESTMENTS -- 99.4%
    (Cost $587,236)(000)                                                       $ 795,691
                                                                               =========

Percentages are based on Net Assets of $800,224,248.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $587,236,473, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $223,242,698 AND $(14,787,821), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         1                        www.oakfunds.com

Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
-------------------------------------------------------------------------------------
                                                                            MARKET
DESCRIPTION                                           SHARES               VALUE (000)
-------------------------------------------------------------------------------------
COMMON STOCK - 99.2%

COMPUTER COMMUNICATIONS EQUIPMENT -- 9.0%
Cisco Systems*                                          390,000              $ 7,242
Juniper Networks*                                       290,000                5,258
                                                                           ---------
                                                                              12,500
                                                                           ---------

E-COMMERCE - SERVICES -- 16.6%
Amazon.com*                                             200,000                8,964
eBay*                                                   236,700               10,202
IAC/InterActiveCorp                                     140,000                4,063
                                                                           ---------
                                                                              23,229
                                                                           ---------

MEASURING & CONTROLLING DEVICES -- 4.3%
Rockwell Automation                                      90,000                5,946
                                                                           ---------
                                                                               5,946
                                                                           ---------

RETAIL - JEWELRY STORES -- 7.5%
Blue Nile                                               121,500                4,538
Tiffany                                                 155,000                5,843
                                                                           ---------
                                                                              10,381
                                                                           ---------

SECURITY BROKERS, DEALERS & FLOTATION
      COMPANIES -- 6.6%
Charles Schwab                                          615,000                9,096
                                                                           ---------
                                                                               9,096
                                                                           ---------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 8.9%
Applied Materials*                                      300,000                5,715
KLA-Tencor*                                             125,000                6,497
                                                                           ---------
                                                                              12,212
                                                                           ---------

SEMICONDUCTORS & RELATED DEVICES -- 13.1%
Linear Technology                                       185,000                6,884
Maxim Integrated Products                               131,500                5,397
Xilinx                                                  210,700                5,933
                                                                           ---------
                                                                              18,214
                                                                           ---------

SERVICES - ALLIED TO MOTION PICTURE
      PRODUCTION -- 5.8%
Avid Technology*                                        161,500                8,022
                                                                           ---------
                                                                               8,022
                                                                           ---------



                                                      SHARES/                MARKET
DESCRIPTION                                    FACE AMOUNT (000)         VALUE (000)
-------------------------------------------------------------------------------------

SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 4.4%
Affymetrix*                                             160,000              $ 6,109
                                                                           ---------
                                                                               6,109
                                                                           ---------

SERVICES - COMPUTER PROGRAMMING SERVICES -- 4.6%
Cognizant Technology Solutions*                         121,000                6,337
                                                                           ---------
                                                                               6,337
                                                                           ---------

SERVICES - PREPACKAGED SOFTWARE -- 5.0%
Cerner*                                                 154,000                6,930
                                                                           ---------
                                                                               6,930
                                                                           ---------

WEB PORTALS/ISP -- 13.4%
Google*                                                  25,300               10,961
Yahoo!*                                                 227,000                7,795
                                                                           ---------
                                                                              18,756
                                                                           ---------


TOTAL COMMON STOCK
     (Cost $90,119)(000)                                                     137,732
                                                                           ---------

REPURCHASE AGREEMENT-- 0.1%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $137,920 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13
    total market value: $140,663)
                                                           $138                  138
                                                                           ---------

TOTAL REPURCHASE AGREEMENT
     (Cost $138)(000)                                                            138
                                                                           ---------

TOTAL INVESTMENTS -- 99.3%
    (Cost $90,257)(000)                                                    $ 137,870
                                                                           =========

Percentages are based on Net Assets of $138,878,317.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $90,256,768, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $51,464,673 AND $(3,851,189), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                       2                          www.oakfunds.com

Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------
Red Oak Technology Select Fund
-------------------------------------------------------------------------------------
                                                                            MARKET
DESCRIPTION                                              SHARES           VALUE (000)
-------------------------------------------------------------------------------------
Common Stock-- 97.8%

AUDIO/VISUAL EQUIPMENT -- 1.7%
Harman International Industries                            25,000            $ 2,750
                                                                             -------
                                                                               2,750
                                                                             -------

COMPUTER COMMUNICATIONS EQUIPMENT -- 5.7%
Cisco Systems                                             225,000              4,178
Juniper Networks*                                         275,000              4,986
                                                                             -------
                                                                               9,164
                                                                             -------

COMPUTER PERIPHERAL -- 4.5%
Symbol Technologies                                       200,000              2,470
Zebra Technologies, Cl A*                                 105,000              4,728
                                                                             -------
                                                                               7,198
                                                                             -------

E-COMMERCE - SERVICES -- 9.2%
Amazon.com*                                               145,000              6,499
eBay*                                                     191,200              8,241
                                                                             -------
                                                                              14,740
                                                                             -------

ELECTRONIC COMPUTERS -- 8.0%
Apple Computer*                                            85,000              6,418
Dell Computer*                                            220,000              6,448
                                                                             -------
                                                                              12,866
                                                                             -------

ELECTRONIC FORMS -- 5.1%
Adobe Systems                                             207,000              8,222
                                                                             -------
                                                                               8,222
                                                                             -------

SEMICONDUCTOR CAPITAL EQUIPMENT -- 2.4%
KLA-Tencor*                                                75,000              3,898
                                                                             -------
                                                                               3,898
                                                                             -------

SEMICONDUCTORS & RELATED DEVICES -- 19.4%
Formfactor*                                               100,000              2,982
Marvel Technology Group*                                  160,000             10,947
Maxim Integrated Products                                 145,000              5,951
Qualcomm                                                  230,000             11,031
                                                                             -------
                                                                              30,911
                                                                             -------


                                                         SHARES/           MARKET
DESCRIPTION                                        FACE AMOUNT (000)     VALUE (000)
-------------------------------------------------------------------------------------

SERVICES - COMPUTER PROGRAMMING SERVICES -- 5.3%
Cognizant Technology Solutions, Cl A*                     163,187            $ 8,546
                                                                             -------
                                                                               8,546
                                                                             -------

SERVICES - PREPACKAGED SOFTWARE -- 15.2%
Electronic Arts*                                          132,500              7,232
NAVTEQ*                                                   130,000              5,838
Pixar*                                                    140,000              8,089
Symantec*                                                 165,000              3,033
                                                                             -------
                                                                              24,192
                                                                             -------

SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN -- 8.4%
Cogent*                                                    65,000              1,562
Cognex                                                    110,000              3,210
Salesforce.com                                            210,000              8,621
                                                                             -------
                                                                              13,393
                                                                             -------

WEB PORTALS/ISP -- 12.9%
Google*                                                    31,000             13,431
Yahoo!*                                                   211,000              7,246
                                                                             -------
                                                                              20,677
                                                                             -------

TOTAL COMMON STOCK
     (Cost $109,643)(000)                                                    156,557
                                                                             -------

REPURCHASE AGREEMENT-- 0.7%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $1,165,082 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13,
    total market value: $1,188,258)
                                                           $1,165              1,165
                                                                             -------

TOTAL REPURCHASE AGREEMENT
     (Cost $1,165)(000)                                                        1,165
                                                                             -------

TOTAL INVESTMENTS -- 98.5%
    (Cost $110,808)(000)                                                    $157,722
                                                                            ========

Percentages are based on Net Assets of $160,045,612.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $110,944,048, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $50,687,486 AND $(3,910,028), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                       3                          www.oakfunds.com

Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
----------------------------------------------------------------------------------------
                                                                               MARKET
DESCRIPTION                                                 SHARES           VALUE (000)
----------------------------------------------------------------------------------------
Common Stock-- 98.6%

ADVERTISING SERVICES -- 5.1%
Marchex, Cl B*                                              105,000             $ 2,554
                                                                                -------
                                                                                  2,554
                                                                                -------

BUSINESS SERVICES -- 1.0%
Audible*                                                     45,000                 493
                                                                                -------
                                                                                    493
                                                                                -------
COMPUTER SYSTEMS & SOFTWARE- COMPUTER
     INTEGRATED SYSTEMS DESIGN -- 3.9%
F5 Networks*                                                 30,000               1,941
                                                                                -------
                                                                                  1,941
                                                                                -------
CHEMICALS -- 4.4%
Symyx Technologies*                                          80,000               2,213
                                                                                -------
                                                                                  2,213
                                                                                -------

ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS -- 2.6%
Given Imaging*                                               50,000               1,326
                                                                                -------
                                                                                  1,326
                                                                                -------
ELECTRONIC COMPONENTS -- 2.7%
Color Kinetics*                                              70,000               1,344
                                                                                -------
                                                                                  1,344
                                                                                -------

FINANCE - OTHER SERVICES -- 4.8%
International Securities Exchange                            65,000               2,415
                                                                                -------
                                                                                  2,415
                                                                                -------

RADIO BROADCASTING STATIONS -- 3.1%
XM Satellite Radio, Cl A*                                    60,000               1,571
                                                                                -------
                                                                                  1,571
                                                                                -------

SEARCH & NAVIGATION EQUIPMENT -- 4.4%
DRS Technologies                                             45,000               2,236
                                                                                -------
                                                                                  2,236
                                                                                -------

SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS -- 3.5%
Flir Systems*                                                75,000               1,777
                                                                                -------
                                                                                  1,777
                                                                                -------

SEMICONDUCTORS & RELATED DEVICES -- 21.5%
Cree*                                                        90,000               2,352
DSP Group*                                                   92,500               2,715
Formfactor*                                                  57,000               1,700
Marvell Technology Group*                                    59,500               4,071
                                                                                -------
                                                                                 10,838
                                                                                -------




                                                            SHARES/             MARKET
DESCRIPTION                                           FACE AMOUNT (000)      VALUE (000)
----------------------------------------------------------------------------------------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION -- 7.7%
Avid Technology*                                             40,300             $ 2,002
Ctrip.com International ADR*                                 30,000               1,858
                                                                                -------
                                                                                  3,860
                                                                                -------

SERVICES - PREPACKAGED SOFTWARE -- 20.5%
Electronic Arts*                                             32,500               1,774
NAVTEQ*                                                      52,800               2,371
Packeteer*                                                  110,000               1,423
Ultimate Software*                                          110,000               2,403
Verint Systems*                                              65,700               2,382
                                                                                -------
                                                                                 10,353
                                                                                -------

SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN -- 12.5%
Cogent*                                                      15,800                 380
Cognizant Technology Solutions, Cl A*                        66,000               3,456
Salesforce.com*                                              60,000               2,463
                                                                                -------
                                                                                  6,299
                                                                                -------

TESTING LABS -- .9%
eResearch Technology*                                        25,600                 457
                                                                                -------
                                                                                    457
                                                                                -------

TOTAL COMMON STOCK
     (Cost $33,707)(000)                                                         49,677
                                                                                -------

REPURCHASE AGREEMENT-- 0.0%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $19,836 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13
    total market value: $20,231)
                                                                $20                  20
                                                                                -------

TOTAL REPURCHASE AGREEMENT
     (Cost $20)(000)                                                                 20
                                                                                -------

TOTAL INVESTMENTS -- 98.6%
    (Cost $33,727)(000)                                                        $ 49,697
                                                                               ========


Percentages are based on Net Assets of $50,415,417.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,726,772, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $17,352,429 AND $(1,382,392), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                        4                         www.oakfunds.com

Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------
Live Oak Health Sciences Fund
----------------------------------------------------------------------------------
                                                                         MARKET
DESCRIPTION                                            SHARES          VALUE (000)
----------------------------------------------------------------------------------
Common Stock-- 93.8%

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) -- 23.0%
Amgen*                                                  34,700            $ 2,529
Cell Genesys*                                          220,000              1,377
Charles River Laboratories*                             30,000              1,384
Genentech*                                              18,100              1,555
Invitrogen*                                             44,000              3,031
Medimmune*                                              73,000              2,491
                                                                          -------
                                                                           12,367
                                                                          -------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS -- 6.0%
Medtronic                                               58,000              3,275
                                                                          -------
                                                                            3,275
                                                                          -------

IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES -- 1.0%
EPIX Medical*                                          114,713                522
                                                                          -------
                                                                              522
                                                                          -------

LABORATORY ANALYTICAL INSTRUMENTS -- 10.5%
Applied Biosystems
     Group - Applera                                    86,000              2,437
Bruker BioSciences*                                     81,100                399
Waters*                                                 67,000              2,811
                                                                          -------
                                                                            5,647
                                                                          -------

PHARMACEUTICAL PREPARATIONS -- 25.9%
Corcept Therapeutics*                                  185,052                909
Eli Lilly                                               35,000              1,982
Johnson & Johnson                                       27,000              1,553
Medicis Pharmaceutical, Cl A                            83,000              2,566
Pfizer                                                  81,500              2,093
Rigel Pharmaceuticals*                                  37,700                294
Teva Pharmaceutical
     Industries ADR                                     69,000              2,941
Watson Pharmaceuticals                                  47,000              1,555
                                                                          -------
                                                                           13,893
                                                                          -------

SEMICONDUCTORS & RELATED DEVICES -- 1.1%
Caliper Life Sciences*                                  96,200                564
                                                                          -------
                                                                              564
                                                                          -------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 6.6%
Affymetrix*                                             92,900              3,547
                                                                          -------
                                                                            3,547
                                                                          -------




                                                      SHARES/          MARKET
DESCRIPTION                                     FACE AMOUNT (000)    VALUE (000)
----------------------------------------------------------------------------------

SERVICES - PREPACKAGED SOFTWARE -- 4.4%
Cerner*                                                 52,400            $ 2,358
                                                                          -------
                                                                            2,358
                                                                          -------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS -- 10.1%
Stryker                                                 56,000              2,794
Techne*                                                 45,900              2,609
                                                                          -------
                                                                            5,403
                                                                          -------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS'
   SUNDRIES -- 5.2%
AmerisourceBergen                                       64,000              2,793
                                                                          -------
                                                                            2,793
                                                                          -------

TOTAL COMMON STOCK
     (Cost $43,6150)(000)                                                  50,369
                                                                          -------

REPURCHASE AGREEMENT-- 6.1%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $3,267,394 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13,
    total market value: $3,332,388)
                                                        $3,267              3,267
                                                                          -------

TOTAL REPURCHASE AGREEMENT
     (Cost $3,267)(000)                                                     3,267
                                                                          -------

TOTAL INVESTMENTS -- 99.9%
    (Cost $46,882)(000)                                                  $ 53,636
                                                                         ========

Percentages are based on Net Assets of $53,698,736.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $46,881,911, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,916,181 AND $(4,161,792), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                       5                          www.oakfunds.com

Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------
Rock Oak Core Growth Fund
----------------------------------------------------------------------------------
                                                                         MARKET
DESCRIPTION                                             SHARES        VALUE (000)
----------------------------------------------------------------------------------
Common Stock-- 95.7%

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) -- 6.8%
Amgen*                                                   2,600           $    190
Genzyme*                                                 3,700                262
Charles River Labs*                                      7,300                337
                                                                           ------
                                                                              789
                                                                           ------

COMMERCIAL BANKS -- 0.9%
Citigroup                                                2,100                 98
                                                                           ------
                                                                               98
                                                                           ------

COMPUTER COMMUNICATIONS EQUIPMENT -- 1.0%
Juniper Networks*                                        6,500                118
                                                                           ------
                                                                              118
                                                                           ------

CONSTRUCTION MACHINERY & EQUIPMENT -- 1.8%
Caterpillar                                              3,100                210
                                                                           ------
                                                                              210
                                                                           ------

CRUDE PETROLEUM NATURAL GAS -- 3.0%
Ultra Petroleum*                                         2,800                193
XTO Energy                                               3,033                149
                                                                           ------
                                                                              342
                                                                           ------

E-COMMERCE - SERVICES -- 2.6%
eBay*                                                    6,900                297
                                                                           ------
                                                                              297
                                                                           ------

ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS -- 1.2%
Medtronic                                                2,400                136
                                                                           ------
                                                                              136
                                                                           ------


ENERGY - WELL EQUIPMENT -- 2.5%
National Oilwell Varco*                                  3,800                289
                                                                           ------
                                                                              289
                                                                           ------

GENERAL BUILDING CONTRACTORS -- RESIDENTIAL
     BUILDINGS -- 2.3%
Toll Brothers*                                           7,900                269
                                                                           ------
                                                                              269
                                                                           ------

MEDICAL - HMO -- 2.4%
UnitedHealth Group                                       4,600                273
                                                                           ------
                                                                              273
                                                                           ------


----------------------------------------------------------------------------------

                                                                          MARKET
DESCRIPTION                                             SHARES        VALUE (000)
----------------------------------------------------------------------------------

MEASURING & CONTROLLING DEVICES -- 4.7%
Rockwell Automation                                      5,000              $ 330
Thermo Electron*                                         6,100                205
                                                                           ------
                                                                              535
                                                                           ------

MEDICAL PRODUCTS -- 2.0%
Genentech*                                               2,700                232
                                                                           ------
                                                                              232
                                                                           ------
MINING MACHINERY & EQUIPMENT -- 3.4%
Joy Global                                               7,275                393
                                                                           ------
                                                                              393
                                                                           ------

OIL, GAS FIELD SERVICES -- 3.4%
Schlumberger                                             3,100                395
                                                                           ------
                                                                              395
                                                                           ------

PATENT OWNERS & LESSORS -- 1.1%
Headwaters*                                              3,700                128
                                                                           ------
                                                                              128
                                                                           ------

PHARMACEUTICAL PREPARATIONS -- 2.4%
Teva Pharmaceutical
     Industries ADR                                      6,400                273
                                                                           ------
                                                                              273
                                                                           ------

RADIO BROADCASTING STATIONS -- 1.9%
XM Satellite Radio, Cl A*                                8,500                223
                                                                           ------
                                                                              223
                                                                           ------

RETAIL - EATING PLACES-- 3.6%
Starbucks*                                              13,000                412
                                                                           ------
                                                                              412
                                                                           ------

RETAIL - HANDBAGS -- 1.3%
Coach*                                                   4,200                151
                                                                           ------
                                                                              151
                                                                           ------

RETAIL - LUMBER & OTHER BUILDING,
     MATERIALS DEALERS -- 3.0%
Lowe's                                                   5,400                343
                                                                           ------
                                                                              343
                                                                           ------

SECURITY BROKERS, DEALERS & FLOTATION
     COMPANIES -- 4.4%
Goldman Sachs                                            3,600                509
                                                                           ------
                                                                              509
                                                                           ------

--------------------------------------------------------------------------------
1-888-462-5386                        6                         www.oakfunds.com

Schedule of Investments


JANUARY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
----------------------------------------------------------------------------------
                                                                          MARKET
DESCRIPTION                                             SHARES        VALUE (000)
----------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 0.8%
Applied Materials*                                       4,900             $   93
                                                                           ------
                                                                               93
                                                                           ------

SEMICONDUCTORS & RELATED DEVICES -- 3.4%
Qualcomm                                                 8,100                388
                                                                           ------
                                                                              388
                                                                           ------

SERVICES - ALLIED TO MOTION PICTURE
     PRODUCTION -- 2.3%
Avid Technology*                                         5,200                258
                                                                           ------
                                                                              258
                                                                           ------

SERVICES - BUSINESS SERVICES -- 2.1%
Ctrip.com International ADR*                             3,800                235
                                                                           ------
                                                                              235
                                                                           ------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 1.0%
Affymetrix*                                              3,100                118
                                                                           ------
                                                                              118
                                                                           ------

SERVICES - COMPUTER PROGRAMMING SERVICE -- 7.5%
Cognizant Technology Solutions*                         11,500                603
Satyam Computer Services Ltd.                            6,500                255
                                                                           ------
                                                                              858
                                                                           ------

SERVICES - PREPACKAGED SOFTWARE -- 7.2%
Electronic Arts*                                         6,000                327
NAVTEQ*                                                  4,300                193
Symantec*                                               16,500                303
                                                                           ------
                                                                              823
                                                                           ------

STATE COMMERCIAL BANKS -- 1.9%
SVB Financial                                            4,300                213
                                                                           ------
                                                                              213
                                                                           ------
TELECOM - WIRELESS PROVIDER -- 3.2%
Vimpel Communications ADR*                               7,900                370
                                                                           ------
                                                                              370
                                                                           ------



                                                     SHARES/              MARKET
DESCRIPTION                                      FACE AMOUNT (000)     VALUE (000)
----------------------------------------------------------------------------------

TRANSPORTATION - RAILROAD -- 1.7%
Norfolk Southern                                         3,800              $ 189
                                                                           ------
                                                                              189
                                                                           ------

Trucking & Courier Services-- 3.7%
Expeditors International
     Washington                                          5,700                420
                                                                           ------
                                                                              420
                                                                           ------

WEB PORTALS/ISP -- 5.2%
Google*                                                    700                303
Yahoo!*                                                  8,500                292
                                                                           ------
                                                                              595
                                                                           ------

TOTAL COMMON STOCK
     (Cost $9,493)(000)                                                    10,975
                                                                           ------

REPURCHASE AGREEMENT-- 5.3%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $606,516 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13,
    total market value: $618,581)
                                                          $606                606
                                                                           ------

TOTAL REPURCHASE AGREEMENT
     (Cost $606)(000)                                                         606
                                                                           ------

TOTAL INVESTMENTS -- 101.0%
    (Cost $10,100)(000)                                                  $ 11,581
                                                                         ========

Percentages are based on Net Assets of $11,465,398.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $10,164,695, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,804,334 AND $(387,857), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                        7                         www.oakfunds.com

Schedule of Investments

JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------
River Oak Discovery Fund
------------------------------------------------------------------------------------------
                                                                                 MARKET
DESCRIPTION                                              SHARES                VALUE (000)
------------------------------------------------------------------------------------------
Common Stock-- 95.0%

ADVERTISING SERVICES -- 2.7%
Ventiv Health*                                             4,300                  $   110
                                                                                  -------
                                                                                      110
                                                                                  -------

BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) -- 3.4%
Charles River Labs*                                        2,300                      106
Invitrogen*                                                  500                       34
                                                                                  -------
                                                                                      140
                                                                                  -------

BROADCAST SERVICES -- 2.7%
J2 Global Communications*                                  2,300                      110
                                                                                  -------
                                                                                      110
                                                                                  -------

BUILDING - CONSTRUCTION PRODUCTS -- 2.6%
Builders Firstsource*                                      4,200                      105
                                                                                  -------
                                                                                      105
                                                                                  -------

CONSULTING SERVICES -- 1.8%
Advisory Board*                                            1,500                       75
                                                                                  -------
                                                                                       75
                                                                                  -------

CRUDE PETROLEUM NATURAL GAS -- 2.9%
Encore Acquisition*                                        3,350                      121
                                                                                  -------
                                                                                      121
                                                                                  -------

DATA PROCESSING SERVICES -- 1.8%
Global Payments                                            1,500                       76
                                                                                  -------
                                                                                       76
                                                                                  -------

ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS -- 2.6%
Palomar Medical Technologies*                              2,700                      106
                                                                                  -------
                                                                                      106
                                                                                  -------

Electronic Components-- 2.1%
Color Kinetics*                                            4,600                       88
                                                                                  -------
                                                                                       88
                                                                                  -------

ELECTRONIC MEASURING DEVICES -- 3.5%
Itron*                                                     3,000                      144
                                                                                  -------
                                                                                      144
                                                                                  -------

ELECTRONIC SECURITY DEVICES -- 3.0%
American Science & Engineering*                            1,900                      122
                                                                                  -------
                                                                                      122
                                                                                  -------



------------------------------------------------------------------------------------------

                                                                                 MARKET
DESCRIPTION                                               SHARES              VALUE (000)
------------------------------------------------------------------------------------------

ENERGY - WELL EQUIPMENT -- 5.5%
Hydril*                                                    1,400                  $   115
WMS Industries*                                            4,200                      110
                                                                                  -------
                                                                                      225
                                                                                  -------

MEDICAL PRODUCTS -- 1.6%
Lifecore Biomedical                                        4,700                       64
                                                                                  -------
                                                                                       64
                                                                                  -------

MINING MACHINERY & EQUIPMENT -- 4.8%
Bucyrus International, Cl A                                2,100                      128
Joy Global                                                 1,250                       68
                                                                                  -------
                                                                                      196
                                                                                  -------

OPERATIVE BUILDERS -- 2.2%
Meritage Homes*                                              700                       42
Ryland Group                                                 650                       47
                                                                                  -------
                                                                                       89
                                                                                  -------

PATENT OWNERS AND LESSORS -- 1.6%
Headwaters*                                                1,900                       66
                                                                                  -------
                                                                                       66
                                                                                  -------

PUMPS & PUMPING EQUIPMENT -- 3.0%
Roper Industries                                           3,000                      121
                                                                                  -------
                                                                                      121
                                                                                  -------

REAL ESTATE MANAGEMENT/SERVICES -- 2.7%
Housevalues*                                               6,500                      109
                                                                                  -------
                                                                                      109
                                                                                  -------

RETAIL - AUTOMOTIVE & HOME
     SUPPLY STORES -- 1.1%
O'Reilly Automotive*                                       1,400                       46
                                                                                  -------
                                                                                       46
                                                                                  -------

RETAIL - EATING PLACES -- 0.7%
PF Chang's China Bistro                                      550                       28
                                                                                  -------
                                                                                       28
                                                                                  -------

SECURITY BROKERS, DEALERS & FLOTATION
     COMPANIES -- 3.0%
Nuveen Investments, Cl A                                   2,700                      122
                                                                                  -------
                                                                                      122
                                                                                  -------

--------------------------------------------------------------------------------
1-888-462-5386                       8                          www.oakfunds.com

Schedule of Investments


JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
------------------------------------------------------------------------------------------
                                                                                 MARKET
DESCRIPTION                                               SHARES               VALUE (000)
------------------------------------------------------------------------------------------

SEMICONDUCTORS & RELATED DEVICES -- 3.1%
Formfactor*                                                4,300                  $   128
                                                                                  -------
                                                                                      128
                                                                                  -------

SERVICES - ALLIED TO MOTION PICTURE
     PRODUCTION -- 1.8%
Avid Technology*                                           1,500                       75
                                                                                  -------
                                                                                       75
                                                                                  -------

SERVICES - BUSINESS SERVICES -- 2.4%
Ctrip.com International ADR*                               1,600                       99
                                                                                  -------
                                                                                       99
                                                                                  -------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 4.1%
Affymetrix*                                                1,700                       65
Senomyx*                                                   3,200                       52
Symyx Technologies*                                        1,800                       50
                                                                                  -------
                                                                                      167
                                                                                  -------

SERVICES - PREPACKAGED SOFTWARE -- 8.6%
Ansys*                                                     2,000                       88
Cerner*                                                    1,900                       86
Packeteer*                                                 7,000                       91
Verint Systems*                                            2,400                       87
                                                                                  -------
                                                                                      352
                                                                                  -------

STATE COMMERCIAL BANKS -- 5.2%
East West Bancorp                                          2,300                       85
SVB Financial Group*                                       2,700                      134
                                                                                  -------
                                                                                      219
                                                                                  -------

SYSTEMS - COMPUTER INTEGRATED SYSTEM DESIGN -- 8.5%
Anteon International*                                      2,000                      110
Quality Systems                                            1,300                      115
Salesforce.com*                                            3,000                      123
                                                                                  -------
                                                                                      348
                                                                                  -------

TELECOM - COMMUNICATIONS EQUIPMENT -- 2.7%
Viasat*                                                    4,400                      111
                                                                                  -------
                                                                                      111
                                                                                  -------




                                                        SHARES/                  MARKET
DESCRIPTION                                       FACE AMOUNT (000)           VALUE (000)
------------------------------------------------------------------------------------------

WEB PORTALS/ISP -- 3.3%
Factset Research Systems                                   1,300                  $    52
Sify ADR                                                   8,400                       87
                                                                                  -------
                                                                                      139
                                                                                  -------

TOTAL COMMON STOCK
     (Cost $3,383)(000)                                                             3,901
                                                                                  -------

REPURCHASE AGREEMENT-- 5.3%
Morgan Stanley (A)
    4.000%, dated 01/31/06, to be
    repurchased on 02/01/06, repurchase
    price $218,064 (collateralized by a
    U.S. Treasury Bond, 4.630%, 08/15/13
    total market value: $222,402)
                                                            $218                      218
                                                                                  -------

TOTAL REPURCHASE AGREEMENT
     (Cost $218)(000)                                                                 218
                                                                                  -------

TOTAL INVESTMENTS -- 100.3%
    (Cost $3,601)(000)                                                            $ 4,119
                                                                                  =======


Percentages are based on Net Assets of $4,106,058.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $3,603,319, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $593,089 AND $(77,437), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE OAK ASSOCIATES FUNDS' MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                       9                          www.oakfunds.com

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Oak Associates Funds


By (Signature and Title)*           /s/ William E. White
                                    --------------------------------------
                                    William E. White, President


Date 03/02/06


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ William E. White
                                    --------------------------------------
                                    William E. White, President


Date 03/02/06

By (Signature and Title)*           /s/ Eric Kleinschmidt
                                    --------------------------------------
                                    Eric Kleinschmidt, Treasurer and CFO


Date 03/10/06


* Print the name and title of each signing officer under his or her signature.